Summary of Significant Accounting Policies - Property and Equipment (Details)	Sep. 30, 2025
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years